PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2011	2012
	$	$
Leasehold improvements	10,701,079	7,597,453
Office equipment	5,119,176	4,340,295
Furniture	3,865,365	6,219,825
Vehicles	627,319	628,856
Buildings	—	37,728,128
Construction in progress	34,645,798	551,552
	54,958,737	57,066,109
Less: accumulated depreciation	(11,722,144)	(10,538,052)
	43,236,593	46,528,057